Fair Value Measurements (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets:
Cash held in the Trust Account	$ 10,920	$ 252,601
Investments held in Trust Account - Money Market Funds	346,615,567	345,020,717
Liabilities, Fair Value Disclosure [Abstract]
Warranty liability	3,494,000	8,794,330
Assets measured at fair value			$ 0
Liabilities measured at fair value			$ 0
Public Warrants [Member]
Liabilities, Fair Value Disclosure [Abstract]
Warranty liability		5,175,000
Private Placement Warrants [Member]
Liabilities, Fair Value Disclosure [Abstract]
Warranty liability		3,619,330
Recurring
Assets:
Investments held in Trust Account - Money Market Funds	346,615,567	345,020,717
Recurring | Public Warrants [Member]
Liabilities, Fair Value Disclosure [Abstract]
Warranty liability	2,070,000	5,175,000
Recurring | Private Placement Warrants [Member]
Liabilities, Fair Value Disclosure [Abstract]
Warranty liability	1,424,000	3,619,330
Level 1
Assets:
Investments held in Trust Account - Money Market Funds		345,020,717
Level 1 | Public Warrants [Member]
Liabilities, Fair Value Disclosure [Abstract]
Warranty liability		5,175,000
Level 1 | Recurring
Assets:
Investments held in Trust Account - Money Market Funds	346,615,567	345,020,717
Level 1 | Recurring | Public Warrants [Member]
Liabilities, Fair Value Disclosure [Abstract]
Warranty liability	2,070,000	5,175,000
Level 3 | Private Placement Warrants [Member]
Liabilities, Fair Value Disclosure [Abstract]
Warranty liability		3,619,330
Level 3 | Recurring | Private Placement Warrants [Member]
Liabilities, Fair Value Disclosure [Abstract]
Warranty liability	$ 1,424,000	$ 3,619,330